UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Annual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2018

Eaton Vance

VT Floating-Rate Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	37

Special Meeting of Shareholders	38

Management and Organization	39

Important Notices	42

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Amid a volatile year for capital markets at large, the U.S. floating-rate loan market experienced a positive return for the 12-month period ended December 31, 2018. The S&P/ LSTA Leveraged Loan Index (the Index),2 a broad barometer of the U.S. loan market, returned 0.44% during the period. Coupon income outpaced the effect of softening loan prices, helping to maintain positive loan market returns for the period as a whole.

The U.S. Federal Reserve raised interest rates in March, June, September and December 2018. While rising rates were a negative factor for most fixed-income asset classes, they increased investor demand and, thus, supported prices for floating-rate loans.

In the final quarter of 2018, however, the positive technical environment reversed course for below investment-grade asset classes, including floating-rate loans. Trade tensions, particularly between the U.S. and China, as well as worries about economic growth going forward, weighed on investor sentiment and created broad-based market volatility. Although underlying corporate fundamentals remained little changed, floating-rate loan prices declined in the final months of the year.

The primary cause of this price decline was a significant supply-demand imbalance, as the fourth quarter of 2018 witnessed a combination of record loan issuance and large outflows from retail floating-rate mutual funds. Loan prices eased from an average of $98.61 at the beginning of the quarter to $93.84 by year-end. Despite the negative fourth quarter, floating-rate loans generally outperformed U.S. corporate and high yield bonds during the 2018 calendar year, based on a comparison between the Index and major U.S. corporate and high yield indexes.

Notwithstanding the volatile end to the year, health in corporate fundamentals continued to reflect relatively benign conditions for floating-rate loans. While the high-profile default of iHeartCommunications — an Index component — pushed up the default rate to 2.42% on a last-12-months basis in March 2018, the default rate settled down to close the period at 1.63% on a par-weighted basis for the trailing 12 months — well below its long-term average of approximately 3%.

Fund Performance

For the 12-month period ended December 31, 2018, Eaton Vance VT Floating-Rate Income Fund (the Fund) returned –0.07% for Initial Class shares at net asset value (NAV), underperforming its benchmark, the Index, which returned 0.44%. The Index is unmanaged and returns do not reflect any applicable sales charges, commissions, or expenses.

The Fund has historically tended to maintain underweight exposures, relative to the Index, to lower credit quality6 segments of the market, namely CCC- and D- (defaulted) rating tiers within the Index. This positioning may help the Fund experience limited credit losses over the long run, but may also detract from relative performance versus the Index in times when lower-quality loans perform well.

During the period, the Fund’s underweight exposure to CCC-rated loans, which returned 2.35%, detracted from performance versus the Index. However, the Fund’s underweight exposure to D-rated loans, which returned –12.41%, contributed to results versus the Index.

On the sector level, the Fund’s underweight exposure to retailers (except food and drug) was a detractor from relative results versus the Index during the period, as the sector rallied back after suffering negative returns during the previous one-year period. Loan selection in the oil & gas sector, which also recovered from negative performance in the previous period, helped results versus the Index. Security selection in the broker-dealer sector helped relative performance as well, as an out-of-Index Fund holding rebounded from a decline in the previous period.

In contrast, loan selections in the electronics/electrical sector detracted from Fund performance versus the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Performance2,3

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Andrew N. Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	–0.07%	2.32%	7.27%
ADV Class at NAV	04/15/2014	05/02/2001	0.07	2.53	7.38
Institutional Class at NAV	05/02/2016	05/02/2001	0.52	2.68	7.46
S&P/LSTA Leveraged Loan Index	—	—	0.44%	3.05%	8.56%

% Total Annual Operating Expense Ratios[4]			Initial Class	ADV Class	Institutional Class
			1.17%	0.92%	0.68%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Initial Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
ADV Class	$10,000	12/31/2008	$20,389	N.A.
Institutional Class	$10,000	12/31/2008	$20,534	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

3

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Fund Profile

Top 10 Issuers (% of total investments)5

Reynolds Group Holdings, Inc.	1.3%

Asurion, LLC	1.2

Sprint Communications, Inc.	1.2

Bausch Health Companies, Inc.	1.1

JBS USA Lux S.A.	1.1

Infor (US), Inc.	1.0

TransDigm, Inc.	0.9

1011778 B.C. Unlimited Liability Company	0.9

Virgin Media Investment Holdings Limited	0.9

Jaguar Holding Company II	0.9

Total	10.5%

Credit Quality (% of bond and loan holdings)6

Top 10 Sectors (% of total investments)5

Electronics/Electrical	12.0%

Health Care	9.8

Business Equipment and Services	8.2

Chemicals and Plastics	5.8

Lodging and Casinos	4.7

Telecommunications	4.7

Industrial Equipment	4.6

Cable and Satellite Television	4.5

Drugs	3.9

Leisure Goods/Activities/Movies	3.4

Total	61.6%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.
[6]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

5

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (7/1/18 – 12/31/18)	Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$980.50	$5.84	1.17%
ADV Class	$1,000.00	$980.70	$4.59	0.92%
Institutional Class	$1,000.00	$982.40	$3.30	0.66%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.30	$5.95	1.17%
ADV Class	$1,000.00	$1,020.60	$4.69	0.92%
Institutional Class	$1,000.00	$1,021.90	$3.36	0.66%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018. Expenses shown do not include insurance-related charges.

6

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments

Senior Floating-Rate Loans — 94.4%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.3%

Accudyne Industries, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024	$466	$443,639

IAP Worldwide Services, Inc.

Revolving Loan, 1.51%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)	133	131,599

Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	175	139,886

TransDigm, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	1,839	1,742,355

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	3,094	2,926,363

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025	1,985	1,878,306

Wesco Aircraft Hardware Corp.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	1,487	1,464,264

WP CPP Holdings, LLC

Term Loan, 6.28%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	424	410,160

		$9,136,572

Automotive — 2.4%

American Axle and Manufacturing, Inc.

Term Loan, 4.75%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	$2,243	$2,135,420

Apro, LLC

Term Loan, 6.59%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	194	191,653

Belron Finance US, LLC

Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024	396	379,170

Chassix, Inc.

Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	520	511,954

CS Intermediate Holdco 2, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	1,634	1,552,464

Dayco Products, LLC

Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	759	743,910

Garrett LX III S.a.r.l.

Term Loan, 5.33%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	1,222	1,160,841

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive (continued)

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 4.46%, (USD LIBOR + 2.00%), Maturing March 7, 2025(4)	$1,325	$1,267,584

Horizon Global Corporation

Term Loan, 8.80%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2021	1,185	1,131,606

L&W, Inc.

Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	622	612,547

Tenneco, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025	2,850	2,682,562

Thor Industries, Inc.

Term Loan, Maturing October 30, 2025(5)	1,450	1,377,500

TI Group Automotive Systems, LLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	1,406	1,344,793

Tower Automotive Holdings USA, LLC

Term Loan, 5.19%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	2,067	1,981,310

		$17,073,314

Beverage and Tobacco — 0.2%

Arterra Wines Canada, Inc.

Term Loan, 5.54%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$273	$260,630

Flavors Holdings, Inc.

Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	453	419,848

Term Loan - Second Lien, 12.80%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	867,200

		$1,547,678

Brokerage / Securities Dealers / Investment Houses — 0.3%

Advisor Group, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	$973	$957,974

Aretec Group, Inc.

Term Loan, 6.77%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	975	950,625

OZ Management L.P.

Term Loan, 7.25%, (2 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	400	397,000

		$2,305,599

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 2.7%

American Builders & Contractors Supply Co., Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	$1,719	$1,640,775

Beacon Roofing Supply, Inc.

Term Loan, 4.68%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	422	402,304

Brookfield Property REIT, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	750	708,616

Core & Main L.P.

Term Loan, 5.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	569	552,173

CPG International, Inc.

Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	1,355	1,300,481

DTZ U.S. Borrower, LLC

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	4,688	4,483,139

Henry Company, LLC

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	295	287,619

NCI Building Systems, Inc.

Term Loan, 6.18%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	673	616,077

Quikrete Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	4,216	4,023,527

RE/MAX International, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,919	1,861,638

Realogy Group, LLC

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	2,110	1,999,161

Summit Materials Companies I, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	371	356,632

Werner FinCo L.P.

Term Loan, 6.35%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,013	954,628

WireCo WorldGroup, Inc.

Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	367	363,660

		$19,550,430

Business Equipment and Services — 7.9%

Acosta Holdco, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$1,040	$637,655

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Adtalem Global Education, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$299	$293,463

AlixPartners, LLP

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	2,718	2,617,000

AppLovin Corporation

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	1,800	1,782,000

ASGN Incorporated

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	359	350,955

Bracket Intermediate Holding Corp.

Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	748	746,255

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	693	658,925

Camelot UK Holdco Limited

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	1,444	1,382,713

Cast and Crew Payroll, LLC

Term Loan, 5.03%, (1 mo. USD LIBOR + 2.50%), Maturing September 27, 2024	803	796,926

Ceridian HCM Holding, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025	2,120	2,040,199

Change Healthcare Holdings, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	5,583	5,318,492

Crossmark Holdings, Inc.

DIP Loan, Maturing April 15, 2019(5)	104	101,239

Term Loan, 0.00%, Maturing December 20, 2019(6)	1,227	380,268

Cypress Intermediate Holdings III, Inc.

Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024	936	893,641

Duff & Phelps Corporation

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	1,491	1,412,015

EAB Global, Inc.

Term Loan, 6.41%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	943	898,088

Education Management, LLC

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)	299	31,275

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)	240	0

EIG Investors Corp.

Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing February 9, 2023(4)	3,962	3,843,392

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Element Materials Technology Group US Holdings, Inc.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	$272	$268,166

Extreme Reach, Inc.

Term Loan, 8.78%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	610	598,361

First Data Corporation

Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022	2,322	2,233,267

Garda World Security Corporation

Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	1,413	1,351,236

Global Payments, Inc.

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025	1,000	957,500

IG Investment Holdings, LLC

Term Loan, 6.14%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)	1,498	1,464,282

Information Resources, Inc.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	1,375	1,345,208

Iron Mountain, Inc.

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	645	611,256

J.D. Power and Associates

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	686	668,766

KAR Auction Services, Inc.

Term Loan, 5.06%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	857	835,838

Kronos Incorporated

Term Loan, 5.54%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	4,987	4,767,459

Monitronics International, Inc.

Term Loan, 8.30%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,241	1,116,643

PGX Holdings, Inc.

Term Loan, 7.78%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	768	743,637

Ping Identity Corporation

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	249	244,397

Pre-Paid Legal Services, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025	344	337,181

Prime Security Services Borrower, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,128	1,084,363

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Red Ventures, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	$1,224	$1,168,292

ServiceMaster Company

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	1,403	1,377,140

SMG Holdings, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	174	168,477

Solera, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,949	2,790,514

Spin Holdco, Inc.

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	3,047	2,904,766

Tempo Acquisition, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	610	585,587

Trans Union, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	348	336,134

Vestcom Parent Holdings, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	858	840,414

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	578	557,704

West Corporation

Term Loan, 6.03%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	249	226,860

Term Loan, 6.53%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	1,439	1,322,736

Worldpay, LLC

Term Loan, 4.19%, (USD LIBOR + 1.75%), Maturing October 14, 2023(4)	441	426,036

Term Loan, 4.19%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024	1,340	1,289,071

		$56,805,792

Cable and Satellite Television — 4.3%

Altice France S.A.

Term Loan, 6.46%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$500	$471,250

Charter Communications Operating, LLC

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	2,621	2,520,085

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)

CSC Holdings, LLC

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	$3,570	$3,373,513

Term Loan, 4.75%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	900	851,625

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	945	906,653

Mediacom Illinois, LLC

Term Loan, 4.17%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024	313	298,075

Numericable Group S.A.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	2,376	2,181,895

Radiate Holdco, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	1,555	1,467,765

Telenet Financing USD, LLC

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	2,750	2,623,500

Unitymedia Finance, LLC

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	3,225	3,121,916

UPC Financing Partnership

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,416	1,351,347

Virgin Media Bristol, LLC

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	6,725	6,393,794

Ziggo Secured Finance Partnership

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	5,525	5,224,578

		$30,785,996

Chemicals and Plastics — 5.4%

Alpha 3 B.V.

Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$2,121	$2,029,219

Aruba Investments, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	202	196,447

Ashland, Inc.

Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024	419	410,449

Axalta Coating Systems US Holdings, Inc.

Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	3,233	3,057,476

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

Emerald Performance Materials, LLC

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$357	$346,128

Ferro Corporation

Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	245	237,684

Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	251	242,851

Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	295	285,438

Flint Group GmbH

Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	244	221,269

Flint Group US, LLC

Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	1,479	1,338,498

Gemini HDPE, LLC

Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	773	747,493

H.B. Fuller Company

Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	1,830	1,724,308

Ineos US Finance, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	2,426	2,313,825

Kraton Polymers, LLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	657	639,477

MacDermid, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020	187	186,772

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,172	2,139,878

Messer Industries GmbH

Term Loan, Maturing October 1, 2025(5)	3,300	3,159,750

Minerals Technologies, Inc.

Term Loan, 4.80%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)	990	960,467

Orion Engineered Carbons GmbH

Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	338	338,686

Platform Specialty Products Corporation

Term Loan, Maturing November 15, 2025(5)	575	557,750

PMHC II, Inc.

Term Loan, 6.16%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)	1,017	925,754

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

PQ Corporation

Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	$1,268	$1,205,452

Schenectady International Group, Inc.

Term Loan, 7.19%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025	775	747,875

Sonneborn Refined Products B.V.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	43	42,545

Sonneborn, LLC

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	242	241,085

Spectrum Holdings III Corp.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	248	239,059

Starfruit Finco B.V.

Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	2,425	2,279,500

Tata Chemicals North America, Inc.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	536	521,677

Trinseo Materials Operating S.C.A.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024	1,355	1,298,397

Tronox Blocked Borrower, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	1,510	1,471,637

Tronox Finance, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	3,484	3,396,086

Univar, Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	4,769	4,569,973

Venator Materials Corporation

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	272	260,021

Versum Materials, Inc.

Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023	415	408,513

		$38,741,439

Conglomerates — 0.2%

Penn Engineering & Manufacturing Corp.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$197	$190,598

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Conglomerates (continued)

Spectrum Brands, Inc.

Term Loan, 4.54%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)	$1,219	$1,191,019

		$1,381,617

Containers and Glass Products — 2.8%

Berlin Packaging, LLC

Term Loan, 5.42%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)	$1,194	$1,135,793

Berry Global, Inc.

Term Loan, 4.39%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	1,872	1,826,224

BWAY Holding Company

Term Loan, 5.66%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	2,798	2,641,971

Consolidated Container Company, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	296	285,888

Flex Acquisition Company, Inc.

Term Loan, 5.35%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,833	2,675,518

Term Loan, 5.60%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	1,172	1,115,413

Libbey Glass, Inc.

Term Loan, 5.39%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,387	1,331,926

Pelican Products, Inc.

Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	473	448,994

Reynolds Group Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	6,956	6,660,118

Ring Container Technologies Group, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	595	567,805

Trident TPI Holdings, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	1,734	1,642,778

		$20,332,428

Cosmetics / Toiletries — 0.4%

KIK Custom Products, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$1,943	$1,846,091

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cosmetics / Toiletries (continued)

Prestige Brands, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024	$1,018	$983,032

		$2,829,123

Drugs — 3.5%

Albany Molecular Research, Inc.

Term Loan - Second Lien, 9.52%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	$500	$472,500

Alkermes, Inc.

Term Loan, 4.64%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	189	184,779

Amneal Pharmaceuticals, LLC

Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	2,661	2,521,304

Arbor Pharmaceuticals, Inc.

Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	1,008	907,031

Bausch Health Companies, Inc.

Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	5,991	5,751,585

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.81%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	3,423	3,234,617

Horizon Pharma, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024	1,308	1,256,706

Jaguar Holding Company II

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	6,343	6,041,149

Mallinckrodt International Finance S.A.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	3,596	3,303,407

Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	620	573,531

PharMerica Corporation

Term Loan, 5.96%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	596	569,447

		$24,816,056

Ecological Services and Equipment — 0.7%

Advanced Disposal Services, Inc.

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,695	$2,597,444

EnergySolutions, LLC

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	945	879,082

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Ecological Services and Equipment (continued)

GFL Environmental, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	$1,891	$1,772,835

		$5,249,361

Electronics / Electrical — 11.5%

Almonde, Inc.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$3,050	$2,853,092

Applied Systems, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	2,203	2,115,254

Aptean, Inc.

Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	871	862,531

Blackhawk Network Holdings, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	622	593,631

BMC Software Finance, Inc.

Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	3,125	3,007,031

Campaign Monitor Finance Pty. Limited

Term Loan, 8.05%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	442	382,098

Celestica, Inc.

Term Loan, 4.63%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025	299	292,530

Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	300	294,600

Cohu, Inc.

Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025	1,147	1,106,976

CommScope, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	224	211,373

CPI International, Inc.

Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	967	931,506

Cypress Semiconductor Corporation

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021	666	646,097

DigiCert, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	2,141	2,060,781

Electro Rent Corporation

Term Loan, 7.49%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,628	1,599,700

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Energizer Holdings, Inc.

Term Loan, 4.71%, (3 mo. USD LIBOR + 2.25%), Maturing June 20, 2025	$425	$412,250

Entegris, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	375	365,625

Epicor Software Corporation

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	2,618	2,512,798

Exact Merger Sub, LLC

Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	444	439,931

EXC Holdings III Corp.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	347	333,939

Financial & Risk US Holdings, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	975	914,550

Flexera Software, LLC

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	697	674,208

GlobalLogic Holdings, Inc.

Term Loan, 1.63%, Maturing August 1, 2025(2)	53	51,266

Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	371	357,962

Go Daddy Operating Company, LLC

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	3,936	3,773,358

GTCR Valor Companies, Inc.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	1,514	1,457,129

Hyland Software, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024	3,553	3,431,139

Infoblox, Inc.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	1,494	1,486,438

Infor (US), Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	7,474	7,179,577

Informatica, LLC

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	3,418	3,324,348

Lattice Semiconductor Corporation

Term Loan, 6.63%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	282	281,469

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

MA FinanceCo., LLC

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	$2,124	$2,036,798

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	352	329,148

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	802	760,192

Microchip Technology Incorporated

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	1,831	1,742,000

MTS Systems Corporation

Term Loan, 5.71%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	742	716,371

Prometric Holdings, Inc.

Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	223	216,055

Renaissance Holding Corp.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	945	880,264

Seattle Spinco, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	2,377	2,222,818

SGS Cayman L.P.

Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	379	358,538

SkillSoft Corporation

Term Loan, 7.27%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	3,862	3,133,068

SolarWinds Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	5,316	5,123,674

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,192	1,133,268

SS&C Technologies, Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	798	756,842

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	3,143	2,983,474

SurveyMonkey, Inc.

Term Loan, 6.28%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	914	891,516

Sutherland Global Services, Inc.

Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,630	1,540,260

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Tibco Software, Inc.

Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	$1,135	$1,106,160

TriTech Software Systems

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	725	708,008

TTM Technologies, Inc.

Term Loan, 4.85%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	881	827,505

Uber Technologies

Term Loan, 5.96%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	3,848	3,743,957

Term Loan, 6.39%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	1,642	1,621,228

Ultra Clean Holdings, Inc.

Term Loan, 9.00%, (3 mo. USD Prime + 3.50%), Maturing August 27, 2025	745	711,774

VeriFone Systems, Inc.

Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	800	775,666

Veritas Bermuda Ltd.

Term Loan, 7.09%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	1,592	1,369,499

Vero Parent, Inc.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	1,086	1,082,204

Wall Street Systems Delaware, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	960	903,221

Western Digital Corporation

Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,192	1,140,191

		$82,766,886

Equipment Leasing — 1.0%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	$5,920	$5,713,993

IBC Capital Limited

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	970	938,651

United Rentals, Inc.

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2025	773	756,828

		$7,409,472

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries — 2.5%

Citco Funding, LLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	$1,520	$1,470,372

Clipper Acquisitions Corp.

Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	866	835,931

Ditech Holding Corporation

Term Loan, 8.52%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022	2,071	1,768,287

Donnelley Financial Solutions, Inc.

Term Loan, 5.42%, (1 week USD LIBOR + 3.00%), Maturing October 2, 2023	73	71,050

EIG Management Company, LLC

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	199	196,515

Focus Financial Partners, LLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	1,493	1,449,591

Fortress Investment Group, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	741	722,679

Franklin Square Holdings L.P.

Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	449	433,164

Freedom Mortgage Corporation

Term Loan, 7.27%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	816	809,297

Greenhill & Co., Inc.

Term Loan, 6.47%, (3 mo. USD LIBOR + 3.75%), Maturing October 12, 2022	703	702,246

GreenSky Holdings, LLC

Term Loan, 5.81%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,017	984,250

Guggenheim Partners, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	2,046	2,012,773

Harbourvest Partners, LLC

Term Loan, 4.69%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	1,109	1,075,393

LPL Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	1,977	1,905,809

MIP Delaware, LLC

Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	111	110,241

Ocwen Financial Corporation

Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	190	188,850

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)

Sesac Holdco II, LLC

Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	$393	$381,210

StepStone Group L.P.

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	447	441,042

Victory Capital Holdings, Inc.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025	194	192,622

Virtus Investment Partners, Inc.

Term Loan, 4.91%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	466	459,951

Walker & Dunlop, Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025	1,350	1,343,250

		$17,554,523

Food Products — 3.0%

Alphabet Holding Company, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$2,747	$2,497,050

CHG PPC Parent, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	1,866	1,791,000

Del Monte Foods, Inc.

Term Loan, 5.91%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	1,199	994,047

Dole Food Company, Inc.

Term Loan, 5.25%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)	1,227	1,182,702

Hearthside Food Solutions, LLC

Term Loan, 6.21%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	572	548,525

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing May 31, 2025	375	364,219

High Liner Foods Incorporated

Term Loan, 5.72%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	491	453,130

HLF Financing S.a.r.l.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	873	850,992

Jacobs Douwe Egberts International B.V.

Term Loan, 4.56%, (3 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	3,267	3,181,276

JBS USA Lux S.A.

Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(4)	7,937	7,651,425

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products (continued)

Nomad Foods Europe Midco Limited

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	$1,496	$1,420,962

Post Holdings, Inc.

Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	729	706,367

Restaurant Technologies, Inc.

Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	175	170,625

		$21,812,320

Food Service — 2.3%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$6,802	$6,490,011

Aramark Services, Inc.

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	630	611,180

Del Frisco’s Restaurant Group, Inc.

Term Loan, 8.56%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	498	457,700

Dhanani Group, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025	473	467,899

IRB Holding Corp.

Term Loan, 5.68%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	3,134	2,997,509

KFC Holding Co.

Term Loan, 4.22%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	635	620,070

NPC International, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	640	600,235

Seminole Hard Rock Entertainment, Inc.

Term Loan, 5.15%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020	142	141,414

US Foods, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	2,557	2,431,722

Welbilt, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	1,486	1,419,148

		$16,236,888

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food / Drug Retailers — 0.8%

Albertsons, LLC

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	$4,036	$3,857,198

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025	1,989	1,881,959

Diplomat Pharmacy, Inc.

Term Loan, 7.03%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	342	339,987

		$6,079,144

Health Care — 9.2%

Acadia Healthcare Company, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	$164	$159,097

ADMI Corp.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	1,318	1,260,696

Akorn, Inc.

Term Loan, 8.06%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021	1,537	1,247,837

Alliance Healthcare Services, Inc.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	735	723,975

Argon Medical Devices, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	1,265	1,240,129

Athletico Management, LLC

Term Loan, 5.85%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	475	469,656

Auris Luxembourg III S.a.r.l.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	2,479	2,432,438

Avantor, Inc.

Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024	1,812	1,761,796

BioClinica, Inc.

Term Loan, 6.75%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	466	432,333

BW NHHC Holdco, Inc.

Term Loan, 7.47%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	771	755,703

Carestream Dental Equipment, Inc.

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	272	262,737

CHG Healthcare Services, Inc.

Term Loan, 5.53%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)	2,245	2,166,521

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Community Health Systems, Inc.

Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021	$1,265	$1,215,698

Concentra, Inc.

Term Loan, 5.13%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	1,496	1,432,873

Convatec, Inc.

Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	392	381,416

CPI Holdco, LLC

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	591	578,192

CryoLife, Inc.

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	371	363,825

CTC AcquiCo GmbH

Term Loan, 5.71%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	812	804,710

DaVita, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	1,016	1,007,291

DJO Finance, LLC

Term Loan, 5.71%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	2,358	2,337,798

Envision Healthcare Corporation

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	3,900	3,651,917

Equian, LLC

Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	668	645,065

Gentiva Health Services, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	1,633	1,592,186

GHX Ultimate Parent Corporation

Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	691	654,322

Greatbatch Ltd.

Term Loan, 5.39%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	1,699	1,657,751

Grifols Worldwide Operations USA, Inc.

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	2,432	2,337,460

Hanger, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	1,242	1,223,118

Indivior Finance S.a.r.l.

Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	366	358,646

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Inovalon Holdings, Inc.

Term Loan, 5.94%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	$948	$914,458

IQVIA, Inc.

Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	128	124,389

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	543	526,424

Kinetic Concepts, Inc.

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	1,921	1,853,524

KUEHG Corp.

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,685	1,629,060

MPH Acquisition Holdings, LLC

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	2,759	2,609,665

National Mentor Holdings, Inc.

Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	333	329,485

Navicure, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	595	582,729

New Millennium Holdco, Inc.

Term Loan, 9.02%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	102	54,322

One Call Corporation

Term Loan, 7.71%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	1,085	965,061

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	4,019	3,747,433

Parexel International Corporation

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,901	1,732,229

Press Ganey Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	515	493,920

Prospect Medical Holdings, Inc.

Term Loan, 7.94%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,092	1,083,562

R1 RCM, Inc.

Term Loan, 7.77%, (3 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	448	443,273

RadNet, Inc.

Term Loan, 6.19%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,427	1,412,646

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Select Medical Corporation

Term Loan, 4.96%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	$1,204	$1,152,411

Sotera Health Holdings, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	2,372	2,276,642

Surgery Center Holdings, Inc.

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,927	1,839,944

Syneos Health, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	1,042	1,008,456

Team Health Holdings, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,447	2,208,101

Tecomet, Inc.

Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	1,187	1,145,728

U.S. Anesthesia Partners, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,212	1,164,048

Universal Hospital Services, Inc.

Term Loan, Maturing October 18, 2025(5)	400	388,000

Verscend Holding Corp.

Term Loan, 7.02%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	2,294	2,225,422

Viant Medical Holdings, Inc.

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	374	370,322

Wink Holdco, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	347	329,175

		$65,765,615

Home Furnishings — 0.6%

Bright Bidco B.V.

Term Loan, 6.21%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	$1,134	$965,100

Serta Simmons Bedding, LLC

Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	4,028	3,363,589

		$4,328,689

Industrial Equipment — 4.4%

AI Alpine AT Bidco GmbH

Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025	$200	$191,500

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

Altra Industrial Motion Corp.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	$616	$587,966

Apex Tool Group, LLC

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	1,804	1,737,913

CFSP Acquisition Corp.

Term Loan, 1.00%, Maturing March 20, 2025(2)	129	123,037

Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	567	541,372

Clark Equipment Company

Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	1,192	1,138,873

CPM Holdings, Inc.

Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2025	275	268,813

Delachaux S.A.

Term Loan, 6.31%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	264	257,094

DexKo Global, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	619	598,652

DXP Enterprises, Inc.

Term Loan, 7.27%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	370	368,924

Engineered Machinery Holdings, Inc.

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	1,361	1,306,800

EWT Holdings III Corp.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	4,012	3,881,377

Filtration Group Corporation

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	3,226	3,116,760

Gardner Denver, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	1,000	969,749

Gates Global, LLC

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	4,974	4,740,144

Hamilton Holdco, LLC

Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025	672	645,600

Hayward Industries, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	321	308,902

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

LTI Holdings, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	$424	$401,681

Milacron, LLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	1,813	1,704,245

Paladin Brands Holding, Inc.

Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	872	867,869

Pro Mach Group, Inc.

Term Loan, 5.43%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	174	166,306

Rexnord, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024	2,069	2,014,720

Robertshaw US Holding Corp.

Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025	1,737	1,589,241

Shape Technologies Group, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing April 21, 2025	1,169	1,142,820

Tank Holding Corp.

Term Loan, 5.64%, (USD LIBOR + 3.25%), Maturing March 17, 2022(4)	662	643,776

Thermon Industries, Inc.

Term Loan, 6.10%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	242	236,689

Titan Acquisition Limited

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	2,233	2,067,036

		$31,617,859

Insurance — 3.3%

Alliant Holdings I, Inc.

Term Loan, 5.21%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025	$1,701	$1,612,485

AmWINS Group, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	4,081	3,908,834

Asurion, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	2,852	2,748,332

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	4,005	3,846,924

Term Loan - Second Lien, 9.02%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,900	1,862,000

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance (continued)

FrontDoor, Inc.

Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025	$399	$385,035

Hub International Limited

Term Loan, 5.24%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025	3,731	3,532,251

NFP Corp.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	2,915	2,764,542

Sedgwick Claims Management Services, Inc.

Term Loan, Maturing November 6, 2025(5)	1,075	1,031,105

USI, Inc.

Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,074	1,963,841

		$23,655,349

Leisure Goods / Activities / Movies — 3.3%

AMC Entertainment Holdings, Inc.

Term Loan, 4.71%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	$368	$355,772

Ancestry.com Operations, Inc.

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	2,779	2,657,670

Bombardier Recreational Products, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	2,899	2,810,340

CDS U.S. Intermediate Holdings, Inc.

Term Loan, 6.40%, (USD LIBOR + 3.75%), Maturing July 8, 2022(4)	775	710,707

ClubCorp Holdings, Inc.

Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	1,298	1,233,465

Crown Finance US, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	3,002	2,856,700

Delta 2 (LUX) S.a.r.l.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	3,184	3,013,053

Emerald Expositions Holding, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	1,805	1,745,888

Live Nation Entertainment, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023	510	499,658

Match Group, Inc.

Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	317	315,205

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Sabre GLBL, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	$1,502	$1,449,506

SeaWorld Parks & Entertainment, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	2,423	2,324,350

SRAM, LLC

Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)	995	950,498

Steinway Musical Instruments, Inc.

Term Loan, 6.21%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	645	630,610

Travel Leaders Group, LLC

Term Loan, 6.46%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	796	790,030

UFC Holdings, LLC

Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,393	1,363,088

		$23,706,540

Lodging and Casinos — 4.5%

Aristocrat Technologies, Inc.

Term Loan, 4.22%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$811	$777,127

Boyd Gaming Corporation

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	1,184	1,133,370

CityCenter Holdings, LLC

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	3,840	3,650,164

Eldorado Resorts, LLC

Term Loan, 4.75%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	1,336	1,272,684

ESH Hospitality, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023	3,412	3,287,573

Four Seasons Hotels Limited

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	637	610,724

Golden Nugget, Inc.

Term Loan, 5.24%, (3 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	2,659	2,547,451

GVC Holdings PLC

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	819	798,854

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)

Hanjin International Corp.

Term Loan, 4.94%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	$375	$365,625

Hilton Worldwide Finance, LLC

Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	2,608	2,516,356

Las Vegas Sands, LLC

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	819	783,501

MGM Growth Properties Operating Partnership L.P.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025	2,832	2,713,174

Playa Resorts Holding B.V.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	2,618	2,457,903

RHP Hotel Properties, L.P.

Term Loan, 4.44%, (3 mo. USD LIBOR + 2.00%), Maturing May 11, 2024	1,845	1,785,294

Stars Group Holdings B.V. (The)

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	5,224	5,075,432

VICI Properties 1, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	1,599	1,536,108

Wyndham Hotels & Resorts, Inc.

Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	973	937,307

		$32,248,647

Nonferrous Metals / Minerals — 0.5%

Dynacast International, LLC

Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,294	$1,232,178

Global Brass & Copper, Inc.

Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025	538	520,152

Murray Energy Corporation

Term Loan, 9.78%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	1,227	1,030,697

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2019(3)(6)	215	16,589

Oxbow Carbon, LLC

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023	451	443,353

		$3,242,969

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas — 1.2%

Ameriforge Group, Inc.

Term Loan, 9.80%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	$524	$525,020

Apergy Corporation

Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	245	231,696

Centurion Pipeline Company, LLC

Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	225	215,437

CITGO Petroleum Corporation

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,238	1,214,892

Delek US Holdings, Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	772	752,389

Fieldwood Energy, LLC

Term Loan, 7.77%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	761	715,105

McDermott Technology Americas, Inc.

Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	943	882,059

MEG Energy Corp.

Term Loan, 6.03%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	655	644,529

PSC Industrial Holdings Corp.

Term Loan, 6.21%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	1,312	1,282,235

Sheridan Investment Partners II L.P.

Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	22	18,630

Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	58	49,953

Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	419	359,096

Sheridan Production Partners I, LLC

Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	42	37,995

Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	70	62,205

Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	525	469,443

Ultra Resources, Inc.

Term Loan, 6.47%, (3 mo. USD LIBOR + 4.00%), Maturing April 12, 2024	1,050	956,375

		$8,417,059

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing — 1.0%

Ascend Learning, LLC

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,160	$1,102,297

Getty Images, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	2,564	2,496,217

Harland Clarke Holdings Corp.

Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	933	849,095

LSC Communications, Inc.

Term Loan, 8.02%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	582	577,263

Multi Color Corporation

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	1,245	1,182,732

ProQuest, LLC

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	774	756,392

		$6,963,996

Radio and Television — 2.5%

ALM Media Holdings, Inc.

Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$290	$258,299

CBS Radio, Inc.

Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	2,403	2,261,862

Cumulus Media New Holdings, Inc.

Term Loan, 7.03%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	1,864	1,756,863

Entravision Communications Corporation

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	657	613,983

Gray Television, Inc.

Term Loan, 4.60%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	139	134,232

Term Loan, Maturing November 2, 2025(5)	625	623,438

Hubbard Radio, LLC

Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	389	381,629

iHeartCommunications, Inc.

Term Loan, 0.00%, Maturing January 30, 2019(6)	453	302,859

Term Loan, 0.00%, Maturing July 30, 2019(6)	146	97,708

Mission Broadcasting, Inc.

Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	300	284,451

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)

Nexstar Broadcasting, Inc.

Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	$1,731	$1,641,255

Raycom TV Broadcasting, LLC

Term Loan, 6.75%, (3 mo. USD Prime + 1.25%), Maturing August 23, 2024	790	789,013

Sinclair Television Group, Inc.

Term Loan, 4.78%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	2,181	2,083,287

Townsquare Media, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,027	1,973,935

Univision Communications, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	5,071	4,609,726

		$17,812,540

Retailers (Except Food and Drug) — 2.5%

Ascena Retail Group, Inc.

Term Loan, 7.06%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$1,237	$1,156,084

Bass Pro Group, LLC

Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	889	853,756

BJ’s Wholesale Club, Inc.

Term Loan, 5.43%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	4,389	4,266,476

CDW, LLC

Term Loan, 4.28%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	2,083	2,023,283

Coinamatic Canada, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	101	97,671

David’s Bridal, Inc.

DIP Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing May 19, 2019	214	214,771

Term Loan, 0.00%, Maturing October 11, 2019(6)	1,556	835,307

Evergreen Acqco 1 L.P.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	934	890,584

Global Appliance, Inc.

Term Loan, 6.53%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	716	676,561

Harbor Freight Tools USA, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	295	278,917

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Hoya Midco, LLC

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	$763	$729,023

J. Crew Group, Inc.

Term Loan, 5.75%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,903	1,363,309

LSF9 Atlantis Holdings, LLC

Term Loan, 8.38%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	698	661,177

Party City Holdings, Inc.

Term Loan, 5.03%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	792	769,207

PetSmart, Inc.

Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	2,667	2,113,384

PFS Holding Corporation

Term Loan, 5.88%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,095	602,456

Pier 1 Imports (U.S.), Inc.

Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	334	241,496

		$17,773,462

Steel — 1.3%

Aleris International, Inc.

Term Loan, 7.25%, (2 mo. USD LIBOR + 4.75%), Maturing February 27, 2023	$995	$988,159

Atkore International, Inc.

Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	1,265	1,207,818

GrafTech Finance, Inc.

Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	2,559	2,428,207

Neenah Foundry Company

Term Loan, 9.06%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	533	527,858

Phoenix Services International, LLC

Term Loan, 6.14%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	1,167	1,128,030

Zekelman Industries, Inc.

Term Loan, 4.86%, (2 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	3,029	2,934,134

		$9,214,206

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Surface Transport — 0.8%

Agro Merchants NAI Holdings, LLC

Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$1,265	$1,217,579

Hertz Corporation (The)

Term Loan, 5.28%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	674	650,843

Kenan Advantage Group, Inc.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	401	388,861

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,582	1,534,329

PODS, LLC

Term Loan, 5.18%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	444	426,601

Stena International S.a.r.l.

Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	976	926,276

XPO Logistics, Inc.

Term Loan, 4.51%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	450	432,563

		$5,577,052

Telecommunications — 4.5%

CenturyLink, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$6,256	$5,858,853

Ciena Corporation

Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025	900	861,750

Colorado Buyer, Inc.

Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,576	1,512,960

Digicel International Finance Limited

Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	568	512,452

Frontier Communications Corp.

Term Loan, 6.28%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	1,404	1,303,617

Global Eagle Entertainment, Inc.

Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	813	822,296

Intelsat Jackson Holdings S.A.

Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	1,000	972,604

Term Loan, 7.01%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	1,300	1,295,531

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

IPC Corp.

Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	$596	$515,298

Level 3 Financing, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	4,925	4,666,437

Onvoy, LLC

Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	812	726,779

Plantronics, Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	1,097	1,059,304

Sprint Communications, Inc.

Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	7,886	7,550,921

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	450	437,062

Syniverse Holdings, Inc.

Term Loan, 7.46%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	744	655,050

Telesat Canada

Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	3,629	3,456,200

		$32,207,114

Utilities — 1.6%

Brookfield WEC Holdings, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	$1,900	$1,844,425

Calpine Construction Finance Company L.P.

Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	366	346,391

Calpine Corporation

Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	3,369	3,207,752

Dayton Power & Light Company (The)

Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	368	364,744

Granite Acquisition, Inc.

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	78	76,775

Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,709	1,682,729

Lightstone Holdco, LLC

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	73	69,094

Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,352	1,286,441

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)

Longview Power, LLC

Term Loan, 8.53%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	$1,134	$957,180

Talen Energy Supply, LLC

Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	538	530,680

USIC Holdings, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	645	618,340

Vistra Energy Corp.

Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	846	814,457

		$11,799,008

Total Senior Floating-Rate Loans (identified cost $713,043,911)		$676,744,743

Corporate Bonds & Notes — 1.5%
Security	Principal Amount (000’s omitted)	Value

Chemicals and Plastics — 0.2%

Hexion, Inc.

6.625%, 4/15/20	$1,475	$1,180,000

		$1,180,000

Containers and Glass Products — 0.3%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20	$1,866	$1,863,200

5.936%, (3 mo. USD LIBOR + 3.50%), 7/15/21(7)(8)	650	649,188

		$2,512,388

Drugs — 0.3%

Bausch Health Companies, Inc.

6.50%, 3/15/22(7)	$712	$718,465

7.00%, 3/15/24(7)	925	936,562

5.50%, 11/1/25(7)	575	538,344

		$2,193,371

Health Care — 0.3%

Avantor, Inc.

6.00%, 10/1/24(7)	$500	$492,500

CHS/Community Health Systems, Inc.

6.25%, 3/31/23	1,100	1,003,805

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(7)	$675	$684,282

		$2,180,587

Radio and Television — 0.2%

iHeartCommunications, Inc.

9.00%, 12/15/19(6)	$181	$122,175

Univision Communications, Inc.

5.125%, 2/15/25(7)	1,500	1,320,000

		$1,442,175

Retailers (Except Food and Drug) — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(7)	$800	$580,000

		$580,000

Utilities — 0.1%

Calpine Corp.

5.25%, 6/1/26(7)	$700	$641,375

		$641,375

Total Corporate Bonds & Notes (identified cost $11,600,669)		$10,729,896

Common Stocks — 0.5%

Security	Shares	Value

Aerospace and Defense — 0.0%(9)

IAP Global Services, LLC(3)(10)(11)	24	$281,426

		$281,426

Automotive — 0.1%

Dayco Products, LLC(10)(11)	15,250	$560,438

		$560,438

Business Equipment and Services — 0.0%

Education Management Corp.(3)(10)(11)	2,351,823	$0

		$0

Electronics/Electrical — 0.0%(9)

Answers Corp.(3)(10)(11)	20,672	$56,021

		$56,021

Security	Shares	Value

Health Care — 0.0%(9)

New Millennium Holdco, Inc.(10)(11)	13,578	$2,308

		$2,308

Oil and Gas — 0.3%

AFG Holdings, Inc.(3)(10)(11)	17,136	$1,165,247

Fieldwood Energy, Inc.(10)(11)	5,122	198,477

Paragon Offshore Finance Company, Class A(10)(11)	1,168	1,241

Paragon Offshore Finance Company, Class B(10)(11)	584	22,192

Samson Resources II, LLC, Class A(10)(11)	33,971	781,333

Southcross Holdings Group, LLC(3)(10)(11)	44	0

Southcross Holdings L.P., Class A(11)	44	24,376

		$2,192,866

Publishing — 0.1%

ION Media Networks, Inc.(3)(10)(11)	399	$355,234

		$355,234

Radio and Television — 0.0%(9)

Cumulus Media, Inc.(10)(11)	24,069	$259,945

		$259,945

Total Common Stocks (identified cost $1,864,452)		$3,708,238

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Business Equipment and Services — 0.0%

Education Management Corp., Series A-1, 7.50%(3)(10)(11)	2,617	$0

Total Convertible Preferred Stocks (identified cost $184,700)		$0

Total Investments — 96.4% (identified cost $726,693,732)		$691,182,877

Less Unfunded Loan Commitments — (0.0)%(9)		$(301,245)

Net Investments — 96.4% (identified cost $726,392,487)		$690,881,632

Other Assets, Less Liabilities — 3.6%		$25,929,576

Net Assets — 100.0%		$716,811,208

24	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

The stated interest rate represents the weighted average interest rate at December 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after December 31, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $6,560,716 or 0.9% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.

(9)	Amount is less than 0.05% or (0.05)%, as applicable.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Abbreviations:

DIP	–	Debtor in Possession

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

25	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Statement of Assets and Liabilities

Assets	December 31, 2018

Investments, at value (identified cost, $726,392,487)	$690,881,632

Cash	32,636,296

Interest receivable	1,489,180

Receivable for investments sold	2,004,887

Receivable for Fund shares sold	423,985

Prepaid upfront fees on notes payable	16,104

Prepaid expenses	3,768

Total assets	$727,455,852

Liabilities

Payable for investments purchased	$8,666,020

Payable for Fund shares redeemed	945,884

Payable to affiliates:

Investment adviser fee	357,677

Distribution fees	154,568

Trustees’ fees	7,868

Payable for shareholder servicing fees	298,459

Accrued expenses	214,168

Total liabilities	$10,644,644

Commitments and contingencies (Note 11)

Net Assets	$716,811,208

Sources of Net Assets

Paid-in capital	$750,307,060

Accumulated loss	(33,495,852)

Total	$716,811,208

Initial Class Shares

Net Assets	$712,486,426

Shares Outstanding	79,905,085

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.92

ADV Class Shares

Net Assets	$4,323,792

Shares Outstanding	484,502

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.92

Institutional Class Shares

Net Assets	$990

Shares Outstanding	111

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.92

26	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Statement of Operations

Investment Income	Year Ended December 31, 2018

Interest and other income	$35,459,797

Dividends	23,294

Total investment income	$35,483,091

Expenses

Investment adviser fee	$4,116,039

Distribution fees

Initial Class	1,778,585

Shareholder servicing fees

Initial Class	1,752,069

ADV Class	10,826

Trustees’ fees and expenses	28,396

Custodian fee	266,972

Transfer and dividend disbursing agent fees	12,000

Legal and accounting services	186,069

Printing and postage	19,302

Interest expense and fees	164,091

Miscellaneous	31,764

Total expenses	$8,366,113

Net investment income	$27,116,978

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,002,343

Net realized gain	$2,002,343

Change in unrealized appreciation (depreciation) —

Investments	$(31,536,462)

Net change in unrealized appreciation (depreciation)	$(31,536,462)

Net realized and unrealized loss	$(29,534,119)

Net decrease in net assets from operations	$(2,417,141)

27	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2018	2017

From operations —

Net investment income	$27,116,978	$21,055,277

Net realized gain	2,002,343	2,499,911

Net change in unrealized appreciation (depreciation)	(31,536,462)	(2,056,571)

Net increase (decrease) in net assets from operations	$(2,417,141)	$21,498,617

Distributions to shareholders(1) —

Initial Class	$(26,925,968)	$(20,939,356)

ADV Class	(177,177)	(116,165)

Institutional Class	(44)	(38)

Total distributions to shareholders	$(27,103,189)	$(21,055,559)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Initial Class	$290,048,185	$144,118,769

ADV Class	3,080,385	1,957,895

Net asset value of shares issued to shareholders in payment of distributions declared

Initial Class	26,925,968	20,939,356

ADV Class	177,140	116,111

Cost of shares redeemed

Initial Class	(217,460,863)	(150,135,145)

ADV Class	(2,786,763)	(576,041)

Net increase in net assets from Fund share transactions	$99,984,052	$16,420,945

Net increase in net assets	$70,463,722	$16,864,003

Net Assets

At beginning of year	$646,347,486	$629,483,483

At end of year	$716,811,208	$646,347,486 (2)

(1)

For the year ended December 31, 2017, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $3,858,441 at December 31, 2017. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

28	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Financial Highlights

	Initial Class

	Year Ended December 31,
	2018	2017	2016	2015		2014

Net asset value — Beginning of year	$9.270	$9.260	$8.800	$9.190		$9.430

Income (Loss) From Operations

Net investment income(1)	$0.352	$0.303	$0.314	$0.306		$0.295

Net realized and unrealized gain (loss)	(0.352)	0.012	0.460	(0.390)		(0.240)

Total income (loss) from operations	$—	$0.315	$0.774	$(0.084)		$0.055

Less Distributions

From net investment income	$(0.350)	$(0.305)	$(0.314)	$(0.306)		$(0.295)

Total distributions	$(0.350)	$(0.305)	$(0.314)	$(0.306)		$(0.295)

Net asset value — End of year	$8.920	$9.270	$9.260	$8.800		$9.190

Total Return(2)(3)	(0.07)%	3.44%	8.95%	(0.99)%		0.57%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$712,486	$642,315	$626,950	$534,104		$625,638

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.17%	1.17%	1.18%	1.16	%(4)	1.15	%(4)

Net investment income	3.79%	3.26%	3.48%	3.34%		3.15%

Portfolio Turnover	30%	41%	44%	19%		29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

29	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Financial Highlights — continued

	ADV Class

	Year Ended December 31,					Period Ended December 31, 2014(1)
	2018	2017	2016	2015

Net asset value — Beginning of period	$9.280	$9.270	$8.810	$9.190		$9.400

Income (Loss) From Operations

Net investment income(2)	$0.374	$0.328	$0.337	$0.328		$0.234

Net realized and unrealized gain (loss)	(0.360)	0.010	0.460	(0.379)		(0.216)

Total income (loss) from operations	$0.014	$0.338	$0.797	$(0.051)		$0.018

Less Distributions

From net investment income	$(0.374)	$(0.328)	$(0.337)	$(0.329)		$(0.228)

Total distributions	$(0.374)	$(0.328)	$(0.337)	$(0.329)		$(0.228)

Net asset value — End of period	$8.920	$9.280	$9.270	$8.810		$9.190

Total Return(3)(4)	0.07%	3.70%	9.21%	(0.63)%		0.18	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,324	$4,031	$2,532	$2,410		$615

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.92%	0.92%	0.94%	0.91	%(6)	0.90	%(6)(7)

Net investment income	4.03%	3.53%	3.73%	3.62%		3.52	%(7)

Portfolio Turnover	30%	41%	44%	19%		29	%(8)

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the year ended December 31, 2014.

30	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Financial Highlights — continued

	Institutional Class

	Year Ended December 31,		Period Ended December 31, 2016(1)
	2018	2017

Net asset value — Beginning of period	$9.270	$9.270	$9.010

Income (Loss) From Operations

Net investment income(2)	$0.396	$0.342	$0.240

Net realized and unrealized gain (loss)	(0.341)	0.002	0.266

Total income from operations	$0.055	$0.344	$0.506

Less Distributions

From net investment income	$(0.405)	$(0.344)	$(0.246)

Total distributions	$(0.405)	$(0.344)	$(0.246)

Net asset value — End of period	$8.920	$9.270	$9.270

Total Return(3)(4)	0.52%	3.77%	5.68	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1	$1	$1

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.68%	0.68%	0.69	%(6)

Net investment income	4.27%	3.69%	3.95	%(6)

Portfolio Turnover	30%	41%	44	%(7)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the year ended December 31, 2016.

31	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

32

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Notes to Financial Statements — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2018, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2018 and December 31, 2017 was as follows:

	Year Ended December 31,
	2018	2017

Ordinary income	$27,103,189	$21,055,559

As of December 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$3,863,195

Deferred capital losses	$(1,715,487)

Net unrealized depreciation	$(35,643,560)

At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $1,715,487 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The

33

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Notes to Financial Statements — continued

deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $1,715,487 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$726,525,192

Gross unrealized appreciation	$2,441,340

Gross unrealized depreciation	(38,084,900)

Net unrealized depreciation	$(35,643,560)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the year ended December 31, 2018, the investment adviser fee amounted to $4,116,039 or 0.575% of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the year ended December 31, 2018 amounted to $1,778,585. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the year ended December 31, 2018, shareholder servicing fees were equivalent to 0.25% per annum of each class’ average daily net assets and amounted to $1,752,069 and $10,826 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $302,491,572 and $201,739,584, respectively, for the year ended December 31, 2018.

34

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Initial Class	2018	2017

Sales	31,202,462	15,521,765

Issued to shareholders electing to receive payments of distributions in Fund shares	2,907,651	2,255,374

Redemptions	(23,487,559)	(16,172,857)

Net increase	10,622,554	1,604,282

	Year Ended December 31,
ADV Class	2018	2017

Sales	330,919	210,795

Issued to shareholders electing to receive payments of distributions in Fund shares	19,111	12,495

Redemptions	(299,977)	(61,993)

Net increase	50,053	161,297

There were no transactions in Institutional Class shares for the years ended December 31, 2018 and December 31, 2017.

At December 31, 2018, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 71.1%.

8  Line of Credit

The Fund participates with other portfolios managed by EVM and its affiliates in a $875 million unsecured line of credit agreement (Agreement) with a group of banks, which is in effect through March 11, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense is approximately $86,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings during the year ended December 31, 2018.

9  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

35

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Notes to Financial Statements — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$674,892,439	$1,551,059	$676,443,498

Corporate Bonds & Notes	—	10,729,896	—	10,729,896

Common Stocks	259,945	1,590,365	1,857,928	3,708,238

Convertible Preferred Stocks	—	—	0	0

Total Investments	$259,945	$687,212,700	$3,408,987	$690,881,632

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2018 is not presented.

11  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $5,763,000 (equal to 0.80% of net assets at December 31, 2018). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

36

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Variable Trust and Shareholders of Eaton Vance VT Floating-Rate Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Variable Trust), including the portfolio of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2018, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 19, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

37

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

Nominee for Trustee	Number of Shares
	For	Withheld

Mark R. Fetting	54,566,112	2,801,977

Keith Quinton	54,566,894	2,801,195

Marcus L. Smith	54,572,469	2,795,621

Susan J. Sutherland	54,739,481	2,628,608

Scott E. Wennerholm	54,592,575	2,775,514

Results	are rounded to the nearest whole number.

38

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Variable Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 175 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 175 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

39

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017).

Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

40

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1939    12.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance VT Floating-Rate Income Fund (the “Fund”) is a series of Eaton Vance Variable Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 1 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended December 31, 2017 and December 31, 2018 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance VT Floating-Rate Income Fund

Fiscal Years Ended	12/31/17	12/31/18
Audit Fees	$77,633	$77,103
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,210	$14,210
All Other Fees(3)	$0	$0

Total	$91,843	$91,313

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

	12/31/17	12/31/18
Audit Fees	$77,633	$77,103
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,210	$14,210
All Other Fees(3)	$0	$0

Total	$91,843	$91,313

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/17	12/31/18
Registrant(1)	$14,210	$14,210
Eaton Vance(2)	$148,018	$126,485

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of

Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019